XXXX - GSMBS 2020-RPL1 - NPL Servicing Review

GS Loan Number	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Current Loan Status	Performing Under	Status Date	RFD Date	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	First Vacancy Date	Property Type (NPL)	Property Condition	Inspection Date	Collection Comments in File	Incomplete Collection Comments Note	Number of Months Received of Collection Comments	Number of Months of Collection Comments NOT RECEIVED	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Number of Months Received of Pay History	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Servicer Contact Attempts	Evidence of Skip Tracing	Last Skip Trace Date	Skip Trace Results	Last Borrower Contact Comments	No Borrower Contact Evident	Borrower Cooperative	Evidence of Dispute	Dispute Type	Dispute Resolved	Willingness to Repay	Ability to Repay	Delinquency Prognosis	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Title Issue	Updated BPO in File	Delinquent Taxes	Evidence of MI Settlement	Programs/Options Discussed With Borrower	Program/Option	Most Recent Date Options Discussed	Borrower Reject Options	Borrower's Intention	Modification	Mod Date	Mod P&I	Mod Original Interest Rate	Mod First Payment Date	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Denied Reason	Mod Type Description	Mod Liability	Mod Income	Mod DTI	Mod Principal Balance	Mod Payment Frequency	Mod Original Term	Mod Down Payment Amount	Mod Monthly Plan Amount	Mod Amount Capitalized	Mod Deferred Balance	Mod Interest Deferred	Mod Principal Forgiven	Mod Prepayment Penalty	Mod Months Extended	Mod Comments	Loss Mitigation Activity - Forbearance	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Forbearance Due Date	Forbearance Total Months for Plan	Forbearance Down Payment Date	Forbearance Down Payment Amount	Forbearance Plans Offered Last 12 Months	Forbearance Plans Completed Last 12 Months	Forbearance Plans Failed Last 12 Months	Forbearance Comments	Loss Mitigation Activity - Deed in Lieu	Deed in Lieu Status	Deed in Lieu Title Ordered	Deed in Lieu Title Clear	Deed in Lieu Approved Date	Deed in Lieu Documents Prepared	Deed in Lieu Documents to Borrower	Deed in Lieu Debt Forgiven	Deed in Lieu Comments	Loss Mitigation Activity - Short Sale	Short Sale Status	Short Sale Date Offered	Short Sale Listing Amount	Short Sale Days on Market	Short Sale # of Offers	Short Sale Contract Received	Short Sale Contract Date	Short Sale Amount Offered	Short Sale Counter-Offer Occurred?	Short Sale Counter-Offer Amount	Short Sale Buyer(s) Names	Short Sale Estimated Closing Date	Short Sale Comments	Loss Mitigation Activity - HAMP	HAMP - Financials Received?	HAMP - Financials Received Date	HAMP - Complete Package Received	HAMP - Complete Package Received Date	HAMP - # Trial Plan Payments Made	HAMP - Offer Date	HAMP - Offer Letter First Date	HAMP Comments	Foreclosure in File	Current Foreclosure Status	Foreclosure Delay/Obstruction Start Date	Foreclosure Reason For Delay/Obstruction	Foreclosure - Reason for Delay/Obstruction - Other	Foreclosure Issues with Proof Of Standing	Foreclosure Plaintiff Name	Foreclosure Action Date	Foreclosure Last Step Completed	Foreclosure Last Step Date	Projected Foreclosure Step	Foreclosure Projected Step Date	Foreclosure NOI Date	Foreclosure NOI Lender	Foreclosure Attorney	Foreclosure Attorney Phone	Foreclosure Referral to Attorney Date	Foreclosure First Legal Date	Foreclosure Service Date	Foreclosure Judgment Hearing Date	Foreclosure Judgment Entered Date	Scheduled Foreclosure Sale Date	Foreclosure Sale Date	Foreclosure Redemption Expiration Date	Foreclosure Bid Amount	Foreclosure Contested?	Foreclosure Contested Start Date	Foreclosure - Is Borrower represented by an attorney	Foreclosure Comments	Bankruptcy in File	Number of Bankruptcies Filed	Current Bankruptcy Status	Bankruptcy Status Date	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Attorney	Bankruptcy Attorney Phone	Bankruptcy Converted From Chapter	Bankruptcy Converted To Chapter	Bankruptcy Cramdown Granted	Bankruptcy Plan Confirmed Date	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Pre-Petition Balance	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Bankruptcy Motion for Relief Filed?	Bankruptcy Motion for Relief Filing Date	Bankruptcy Relief Granted Date	Bankruptcy Evidence of Reaffirmation?	Bankruptcy Prior Bankruptcy Resolution Date	Bankruptcy Comments	Active SCRA	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Evidence of Litigation	Litigation Start Date	Litigation Last Date	Litigation Type	Litigation Projected Resolution Date	Litigation Summary	Fraud Indicated	Fraud Type	Fraud Indication Date	Fraud Investigation Date	Investigation Resolved?	Fraud Resolution Summary	Fraud Resolution Date	Fraud - Possible Misrepresentation?	Fraud Comments	Deceased Borrower(s)	Borrower Date of Death	Death Certificate Received?	Death Certificate Received Date	Trustee Of Property Noted?	Trustee Noted Date	Trustee Name	Trustee Intention of Property	Insurance Claim Filed?	Claim Filing Date	Claim Case Number	Claim Company	Property Damaged	Damage Claim Amount Received	Property Damage Date	Damage Noted	Damage Estimate	Damage Type	Contractor Bid Accepted	Contract Bid Date	Estimated Start Date	Repair Status	Repair Complete Date	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	FEMA Disaster Type	FEMA Disaster Date	Property Not Inhabitable?	REO Noted	Current REO Status	REO Listed Price	REO Listed Date	REO Delay?	REO Delay Reason	REO Investor Property Intention	Property Listed	Listing Amount	Listing Agent	Listing Agent Phone	Listing Comments	Property Under Contract	Contract Executed?	Contract Execution Date	Closing Scheduled?	Closing Scheduled Date	Contract Amount	Contract Comments	Eviction	Eviction Start Date	Eviction Contested	Eviction Contested Start Date	Eviction Completion Date	Title Claim Present	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Issue Type	Title Company	Title Company Contact Name	Title Company Phone	Title Attorney	Title Attorney Contact Name	Title Attorney Phone	Title Issue Comments	Delinquent Taxes - Delinquency Amount	Delinquent Taxes - Delinquency Due Date	Delinquent Taxes - Comments	MI Claim Date	MI Claim Amount	MI Claim Paid	MI Claim Notes	Senior Lien Foreclosure	Cash For Keys	Cash for Keys Accepted	Eminent Domain	Eminent Domain First Reference Date	Evidence of Repay Plan	Repay Plan Status	Repay Plan Start Date	Repay Plan End Date	Repay Plan Down Payment Amount	Repay Plan Down Payment Date	Repay Plan Monthly Amount	Repay Plan Total Months for Plan	Repay Plan Changed Date	Repay Plan Comments	Current Employment Status	Consumer Advocacy Group Mentioned	Name of Consumer Advocacy Group Mentioned	Updated Value Mentioned	Updated Value	Updated Value Date	Hazard Insurance in Place	Conveyed to HUD	Date Conveyed to HUD	Date of FC Deed	FC Deed Name	Auto Comments	NPL Loan Grade	Exceptions
XXXXXX		XXXXXX	07/05/2018		Bankruptcy	BK Plan	XXXX	XXXX		Bankruptcy	Bankruptcy	Unknown	XXXX	Unknown		Unknown	Good		Yes		12						No								No	No			The servicer did not establish contact with the borrower.	Yes		No				Yes	Low	Yes	No	Bankruptcy Plan		No	No	No	No	No				Retain	No																								There is no evidence of a modification or any loss mitigation workout.	No													There is no evidence of forbearance activity in the servicing comments provided.	No								There is no evidence of deed in lieu activity in the servicing comments provided.	No													There is no evidence of a short sale in the servicing comments provided.	No								There is no evidence of HAMP activity in the servicing comments provided.	No																												There is no evidence of foreclosure activity in the servicing comments provided.	Yes	XXXX	Active	XXXX	13	XXXX	XXXX																					The note on XXXX indicates the borrower is still active in bankruptcy.	No			There is no evidence of SCRA protection in the notes provided.	No						No									No								No				No											No		Yes				No							No					No							No					No																		No		No	No	No	No		No										Unknown	No		No			Yes	No				The loan status is active bankruptcy. The servicing comments provided were very limited. There is no reference to borrower contact or indication of an attempt to contact borrower in the last 12 months or collections activity. As of XXXX the loan is due for XXXX The note on XXXX indicates the borrower is still active in bankruptcy. The servicer did not establish contact with the borrower. Based on the due date and active bankruptcy status, the borrower willingness and ability to repay is low.	4	Bankruptcy
XXXXXX		XXXXXX	07/09/2018		Collections	Modification	XXXX		XXXX		60days	Unknown		Unknown		Unknown	Good		Yes		12						No							XXXX	No	No			The most recent borrower contact occurred on XXXX at which time the borrower called in to make a phone payment.	No	Yes	No			Yes	Yes	Low	Yes	No	Loan performing		No	No	No	No	No				Retain	No																								There is no evidence of modification activity in the servicing comments provided.	No													There is no evidence of forbearance activity in the servicing comments provided.	No								There is no evidence of deed in lieu activity in the servicing comments provided.	No													There is no evidence of a short sale in the servicing comments provided.	No								There is no evidence of HAMP activity in the servicing comments provided.	No																												There is no evidence of foreclosure activity in the servicing comments provided.	No																											There is no evidence of bankruptcy activity in the servicing comments provided.	No			There is no evidence of SCRA protection in the notes provided.	No						No									No								No				No											No		No				No							No					No							No					No																		No		No	No	No	No		No										Unknown	No		No			Yes	No				Based on the servicing comments provided, the loan status is delinquent and due for the April payment. Notes dated XXXX state the loan is due for XXXX A payment in November was returned due to insufficient funds. Two payments were received in December and monthly payments were received thereafter with the most recent payment received on XXXX Notes dated XXXX reference a previous modification. The most recent borrower contact occurred on XXXX at which time the borrower called in to make a phone payment. Occupancy and property condition are unknown. There is no evidence of bankruptcy or foreclosure activity. Although the loan is in a delinquency status, the borrower appears to have willingness and ability to pay which indicates likelihood of re-performance.	2